Inventories, Net	12 Months Ended
Dec. 31, 2025
Inventories, Net [Abstract]
Inventories, net
5.	Inventories, net

Inventories, net consisted of the following:

	December 31, 2025	December 31, 2024
Raw materials	$5,833,689	$3,161,517
Materials in transit	618,938	1,869,241
Finished goods	536,386	196,406
Spare parts	241,568	-
Less: Obsolete/write-down inventory	-	-
Total, net	$7,230,581	$5,227,164

For the years ended December 31, 2025, 2024 and 2023, no inventory write-down was recognized.

Raw materials represent the materials purchased readily for production and held by the Company in its warehouse.

Materials in transit represent the materials shipping on the road but not yet arrived at the warehouse of the Company. Under the shipment terms of FOB (Free on Board), the risk of loss and damage was transferred from the seller to the buyer when materials were loaded onto the vessel and are a trigger for the purchaser’s legal obligation to pay for the goods, which correspondingly brought the balance of materials in transit recorded under inventories.